Financial Risk Management - Profit or loss in relation to impaired financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
- movement in provision for impairment	$ (8,883)	$ (4,985)	$ (13,443)
- recovery of previous impairment losses	4,440	3,439	18,203
Net impairment losses on financial assets	$ (4,443)	$ (1,546)	$ 4,760